Employee Benefit Plans	9 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 14—Employee Benefit Plans

Defined Contribution Plans

The Corporation maintains a defined contribution plan under Sections 401(a) and 401(k) of the Internal Revenue Code, the AnchorBank, fsb Retirement Plan, in which all employees are eligible to participate. Employees become eligible on the first of the month following 60 days of employment. Participating employees may contribute up to 100% of their base compensation on a pre-tax basis up to annual IRS limits. In January 2013, the Corporation reinstated the matching contribution which had been suspended since October 2009. The Corporation previously matched the first 2% contributed with a dollar-for-dollar match and the next 2% of employee contributions at a rate of $.50 for each dollar. These amounts were increased beginning in January 2014 to the first 2% contributed with a dollar-for-dollar match, the next 2% matched at a rate of $0.50 for each dollar and the next 4% matched at $0.25 for each dollar. The plan offers 20 investment options and employees are allowed to self-direct their investments on a daily basis. The Corporation may also contribute additional amounts at its discretion. The Corporation contributed $579,000 and zero for the nine months ended December 31, 2013 and 2012, $213,000 for the fiscal year ended March 31, 2013 and made no contributions to this plan for the fiscal year ended March 31, 2012.

MRP

The Corporation maintained a Management Recognition Plan (“MRP”), under which a total of 4% of the shares of the Corporation’s common stock was acquired and reserved for issuance under the MRP. The Bank previously contributed $2.0 million to the MRP with which the MRP trustee acquired a total of 1,000,000 shares of the Corporation’s common stock. In 2001, the MRP was amended and restated to extend the term. There were no shares granted, no compensation expense and no shares vested related to the MRP during the nine months ended December 31, 2013 and 2012 or the fiscal years ended March 31, 2013 and 2012.

All shares issued under the plan were cancelled as part of the Plan of Reorganization. The number and cost of unallocated MRP shares totaled 429,869 shares and $927,000 at March 31, 2013 and 2012 and were included in treasury stock in the consolidated balance sheets.

Stock Compensation Plans

The Corporation had several stock-based compensation plans (“Plan(s)”) including the 2004 Equity Incentive Plan under which shares of common stock were reserved for the grant of incentive and non-incentive stock options and restricted stock or restricted stock units to directors, officers and employees. All shares or options issued under any plans were cancelled as part of the Plan of Reorganization. See Note 2—Significant Transactions, Significant Risks and Uncertainties for additional information.

Stock Options

Stock option activity is summarized as follows:

	Nine Months Ended December 31, 2013		Year Ended March 31,
			2013		2012
	Options	Weighted Average Price	Options	Weighted Average Price	Options	Weighted Average Price
Outstanding at beginning of year	120,345	$25.82	189,345	$25.19	408,850	$22.34
Forfeited	—	—	(69,000)	24.08	(219,505)	19.89
Cancelled (1)	(120,345)	25.82	—	—	—	—

Outstanding at end of year	—	$—	120,345	$25.82	189,345	$25.19

Options vested and exercisable at year-end	—	$—	120,345	$25.82	189,345	$25.19

(1)	All legacy common stock was cancelled pursuant to the terms of the Plan of Reorganization. See Note 2 for additional information.

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2013 was zero. There was no compensation expense related to stock options for the nine months ended December 31, 2013 and 2012 or the fiscal years ended March 31, 2013 and 2012.

There were no outstanding stock options nor exercisable stock options at December 31, 2013.

Restricted Stock

Restricted stock grants primarily vest over a period of three to five years and are included in outstanding shares at the time of grant. The fair value of restricted stock equals the average of the high and low market value on the date of grant and that amount is amortized on a straight-line basis to compensation and benefits expense over the vesting period. There were no shares granted under the plan for the nine months ended December 31, 2013 or the fiscal years ended March 31, 2013 and 2012. The restricted stock grant plan expense was zero for the nine months ended December 31, 2013 and 2012, and $55,000 and $256,000 for the fiscal years ended March 31, 2013 and 2012, respectively.

The activity in restricted stock is summarized as follows:

	Year Ended March 31,
	2013		2012
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at beginning of year	18,500	$22.85	30,000	$23.24
Granted	—	—	—	—
Vested	(18,000)	22.85	(11,500)	23.87
Forfeited	(500)	22.85	—	—

Balance at end of year	—	$—	18,500	$22.85

As of March 31, 2013, all compensation cost related to restricted stock grants was recognized. The fair value of restricted stock that vested during the year ended March 31, 2013 was $8,000.

Deferred Compensation Plans

Deferred compensation plans include an agreement with a previous executive established in 1986 to provide recognition of services performed and additional compensation for services to be performed. The Bank established a grantor trust in 1992 and fully funded the vehicle to facilitate distribution obligations under the agreement, and the trust subsequently purchased shares as all benefits payable under the agreement are payable in the Corporation’s stock. The benefits were 100% vested and the first distribution was made on December 3, 2010. The remaining balance payable of 166,480 shares was cancelled as part of the Plan or Reorganization.

The Corporation also established an Excess Benefit Plan to provide deferred compensation to certain members of management. As contributions were made to a participant’s account, funds were deposited into a trust account for the participant and in turn shares of ABCW stock were purchased. No contributions were made during the nine months ended December 31, 2013 or the fiscal years ended March 31, 2013 and 2012 and all shares previously issued under the plan were cancelled as part of the Plan of Reorganization.

An obligation totaling $901,000 at March 31, 2013, representing the cost basis of undistributed shares in both plans described above was included in the deferred compensation obligation component of stockholders’ deficit. This amount is offset by the cost basis of undistributed shares purchased included in the additional paid in capital component of stockholders’ deficit. All shares issued under the plan were cancelled as part of the Plan of Reorganization.